Auditor's remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Auditor's remuneration
Statutory auditor's fees	€ 1,202,800	€ 1,406,800
Fees for performance of the audit or review of the company’s affiliates financial statements	23,900	29,200
Fees for services executed for company’s affiliates	29,200	29,200
Other fees related to audit-related general fees	161,300	43,000.0
Other fees related to non-audit services executed by the statutory auditor	47,700	148,200
Other fees related to non-audit services executed by persons related to the statutory auditor	€ 890,700
Other fees related to IT services		€ 46,600